13. INTANGIBLE ASSETS (Details 1) - Discounted Cash Flow [Member]	12 Months Ended
Dec. 31, 2020 Number
Exchange rate - BRL / USD [member]
Disclosure of detailed information about intangible assets [line items]
Exchange rate, 2021	4.89
Exchange rate, 2022	4.32
Exchange rate, 2023	4.07
Exchange rate, 2024	3.95
Exchange rate, 2025	3.87
Inflation brazil [member]
Disclosure of detailed information about intangible assets [line items]
Assumptions, 2021	2.84%
Assumptions, 2022	3.50%
Assumptions, 2023	3.56%
Assumptions, 2024	3.55%
Assumptions, 2025	3.40%
Inflation - united states [member]
Disclosure of detailed information about intangible assets [line items]
Assumptions, 2021	2.59%
Assumptions, 2022	2.56%
Assumptions, 2023	2.53%
Assumptions, 2024	2.51%
Assumptions, 2025	2.48%